Summary of Significant Accounting Policies (Details 1) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Total stock-based compensation expense	$ 204	$ 355	$ 675	$ 3,090	$ 3,412	$ 3,715
Research and Development Expense [Member]
Total stock-based compensation expense	1	29	11	87	106	377
General and Administrative Expenses [Member]
Total stock-based compensation expense	$ 203	$ 326	$ 664	$ 3,003	$ 3,306	$ 3,338